                                      As filed with the Commission June 26, 2001
                                                      1933 Act File No. 33-68704
                                                      1940 Act File No. 811-8006

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X
                                                                   ------

   Pre-Effective Amendment No. ______ .........................    ------

   Post-Effective Amendment No. 34.............................      X
                                                                   ------

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X
                                                                   ------

   Amendment No. 35 ...........................................      X
                                                                   ------

                       MORGAN GRENFELL INVESTMENT TRUST
              (Exact Name of Registrant as Specified in Charter)

                  One South Street, Baltimore, Maryland 21202
                   (Address of Principal Executive Offices)

                                (410) 895-5000
                        (Registrant's Telephone Number)

Daniel O. Hirsch                Copies to:   Christopher Harvey, Esq.
BT Alex. Brown                               Hale & Dorr, LLP
One South Street                             60 State Street
Baltimore, Maryland 21202                    Boston, Massachusetts  02109
(Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)
[X] on July 30, 2001 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on ______ pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
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   Parts A, B and C to this Amendment to the Registration Statement are incorporated herein by reference to Post-Effective Amendment No. 33 under the Securities Act of 1933, as amended, and Amendment No. 34 under the Investment Company Act of 1940, as amended, as filed with the Commission on April 25, 2001.
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                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, MORGAN GRENFELL INVESTMENT TRUST, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Baltimore and the State of Maryland on the 25th day of June, 2001.

                       MORGAN GRENFELL INVESTMENT TRUST

                           By:  /s/ Richard T. Hale
                                    Richard T. Hale, President

   Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:


NAME                             TITLE                          DATE
----                             -----                          ----

By:  /s/ Daniel O. Hirsch        Attorney in Fact               June 25, 2001
     ---------------------
     Daniel O. Hirsch            For the Persons
     Secretary                   Listed Below


/s/ Charles A. Rizzo*            Treasurer
---------------------
Charles A. Rizzo

/s/ Paul K. Freeman*             Trustee
---------------------
Paul K. Freeman

/s/ Graham E. Jones*             Trustee
---------------------
Graham E. Jones

/s/ Hugh G. Lynch*               Trustee
---------------------
Hugh G. Lynch

/s/ William N. Searcy*           Trustee
---------------------
William N. Searcy

/s/ Edward T. Tokar*             Trustee
---------------------
Edward T. Tokar

* By Power of Attorney - Incorporated by reference to Post-Effective Amendment No. 33 to Registrant's Registration Statement as filed with the Commission on April 25, 2001.